Other Non-Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Other Non-Current Liabilities

	US dollar
Figures in million	2018	2017

KOSH deep groundwater pollution liability (a)	3	—
Sibanye Beatrix ground swap royalty	—	1

Total non-current liabilities	3	1